Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Loss before income taxes
Loss before income taxes	$ (26,660)	$ (20,036)	$ (66,291)	$ (28,580)
Current taxes
Current tax expense			97	19
Deferred taxes
Deferred tax expense			0	0
Total provision for income taxes	$ 48	$ 23	97	19
United States [Member]
Loss before income taxes
Loss before income taxes			(9,245)	(1,035)
Current taxes
Current tax expense			61	7
Switzerland [Member]
Loss before income taxes
Loss before income taxes			(53,413)	(27,247)
Bermuda [Member]
Loss before income taxes
Loss before income taxes			(3,661)	(405)
United Kingdom [Member]
Loss before income taxes
Loss before income taxes			10	(20)
Other [Member]
Loss before income taxes
Loss before income taxes			18	127
Current taxes
Current tax expense			2	0
State and Local Jurisdiction [Member]
Current taxes
Current tax expense			$ 34	$ 12